April 28, 2009

FILED AS EDGAR CORRESPONDENCE

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”)

    Real Estate Series

(File Nos. 2-92633 and 811-04087)

Dear Sir or Madam:

On behalf of Manning & Napier Fund, Inc. we are filing an initial registration statement, Post-Effective Amendment (“PEA”) No. 73, for a new series of the Manning & Napier Fund, Inc., the Real Estate Series, pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940,

Please contact the undersigned at (585) 325-6880 with your comments concerning this filing.

Sincerely,

/s/ Amy J. Williams
Amy J. Williams
Fund Services Manager

cc:	Patricia Williams, Securities and Exchange Commission

Timothy Levin, Morgan, Lewis & Bockius LLP

Richard Yates, Manning & Napier Advisors, Inc.